Convertible Note Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Note Payable [Abstract]
Schedule of Amortization Payments in Cash

The Company was obligated to make amortization payments in cash to Mast Hill toward the repayment of the June 2024 Convertible Note, as provided in the following table:

Payment Date:	Payment Amount:
December 5, 2024	$284,500 plus accrued interest through December 5, 2024
January 5, 2025	$284,500 plus accrued interest through January 5, 2025
February 5, 2025	$379,336 plus accrued interest through February 5, 2025
March 5, 2025	$474,167 plus accrued interest through March 5, 2025
April 5, 2025	$474,167 plus accrued interest through April 5, 2025
May 5, 2025	$569,000 plus accrued interest through May 5, 2025
June 5, 2025	The entire remaining outstanding balance of the June 2024 Convertible Note

Schedule of Convertible Note Payable

The convertible notes payable as of June 30, 2026 and December 31, 2025 was as follows:

	June 30, 2026	December 31, 2025
Principal amount	$-	$745,950
Less: unamortized debt discount	-	(8,932)
Convertible note payable, net	$-	$737,018

The convertible notes payable as of December 31, 2025 and 2024 was as follows:

	December 31, 2025	December 31, 2024
Principal amount	$745,950	$2,556,777
Less: unamortized debt issuance costs	-	(93,425)
Less: unamortized debt discount	(8,932)	(349,579)
Convertible note payable, net	$737,018	$2,113,773